Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss	$ (2,467)	$ (2,541)	$ (10,294)	$ (12,004)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization				19
Noncash interest expense			1,295	819
Stock based compensation expense	265	697	2,025	4,812
Issuance of common stock for payment of accrued compensation	19	48	137	85
Gain on disposal of assets				(276)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	16	5	176	328
Accounts payable	860	592	2,190	(198)
Accrued expenses	687	447	387	125
Net cash used in operating activities	(607)	(684)	(4,001)	(6,209)
Financing activities:
Net proceeds from issuance of common stock	65		185	2,781
Net proceeds from term loan		50		50
Proceeds from exercise of stock options			325
Net proceeds from issuance of Convertible notes	467		1,275	2,500
Net proceeds from issuance of Advance notes			2,050	925
Payments on notes payable to vendors			(505)
Net cash provided by financing activities	532	50	3,330	6,256
Net increase (decrease) in cash, cash equivalents and restricted cash	(75)	(634)	(671)	47
Cash, cash equivalents and restricted cash, beginning of period	214	885	885	838
Cash, cash equivalents and restricted cash, end of period	139	251	214	885
Supplemental cash flow disclosure:
Cash paid for interest	2	1	13	8
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes payable and related accrued interest and fees to common stock			981	18,432
Beneficial conversion feature of Advance notes				271
Beneficial conversion feature of Convertible notes			143	1,465
Issuance of stock options in lieu of cash compensation	133	195	207	303
Issuance of common stock for payment of accrued compensation			137	85
Issuance of common stock in exchange for services			83	81
Issuance of warrant for services	$ 1